ACCOUNTS RECEIVABLE, NET (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable		73,041,508	86,119,787
Less: allowance for doubtful accounts		(4,688,433)	(35,005,069)	(30,100,005)
Accounts receivable, net	10,995,604	68,353,075	51,114,718
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		35,005,069	30,100,005	27,938,198
Additions charged to (reversal of) provision for doubtful accounts	(601,350)	(3,738,232)	9,140,062	2,350,990
Write-off of accounts receivable		(26,578,404)	(4,234,998)	(189,183)
Ending allowance for doubtful accounts		4,688,433	35,005,069	30,100,005